UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

KraneShares Trust

KraneShares 2x Long BABA Daily ETF

Ticker: KBAB

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares 2x Long BABA Daily ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kbab/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long BABA Daily ETF	$65	1.00%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,103,455	1	$10,028	0%

What did the Fund invest in?

Fund InvestmentsFootnote Reference*

Market Exposure	(%)
Total Return Swaps	200.0%
Footnote	Description
Footnote*	Percentages are calculated based on total investments. Investments are presented at the notional amount (net of financing costs).

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kbab/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KBAB-SAR-2025

KraneShares Trust

KraneShares 2x Long MELI Daily ETF

Ticker: KMLI

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares 2x Long MELI Daily ETF (the "Fund") for the period from June 11, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kmli/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long MELI Daily ETF	$37	1.26%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,240,337	1	$9,350	0%

What did the Fund invest in?

Fund InvestmentsFootnote Reference*

Market Exposure	(%)
Total Return Swaps	200.0%
Footnote	Description
Footnote*	Percentages are calculated based on total investments. Investments are presented at the notional amount (net of financing costs).

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kmli/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KMLI-SAR-2025

KraneShares Trust

KraneShares 2x Long PDD Daily ETF

Ticker: KPDD

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about the KraneShares 2x Long PDD Daily ETF (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://kraneshares.com/kpdd/. You can also request this information by contacting us at 1-855-857-2638.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 2x Long PDD Daily ETF	$65	1.26%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,257,177	1	$39,208	0%

What did the Fund invest in?

Fund InvestmentsFootnote Reference*

Market Exposure	(%)
Total Return Swaps	200.0%
Footnote	Description
Footnote*	Percentages are calculated based on total investments. Investments are presented at the notional amount (net of financing costs).

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, visit https://kraneshares.com/kpdd/.

Householding

You may have consented to receive one copy of a shareholder report at your address if you and one or more individuals in your home have multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses. If you wish to change your householding status or receive individual copies of your shareholder report, please contact us at 1-855-857-2638 or your financial intermediary.

KPDD-SAR-2025

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Registrant’s Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information KraneShares 2x Long BABA Daily ETF KraneShares 2x Long PDD Daily ETF KraneShares 2x Long MELI Daily ETF September 30, 2025

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares 2x Long BABA Daily ETF

A list of the open OTC Swap agreement held by the Fund at September 30, 2025, is as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.*	Alibaba Group Holding Ltd.	OBFR+250 bps	Total Return	At Termination	04/12/2026	USD	14,207,605	$14,151,835	$—	$(813,632)

*	OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The following summarizes the market value of the Fund’s other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Depreciation	$—	$(813,632)	$—	$(813,632)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares 2x Long PDD Daily ETF

A list of the open OTC Swap agreement held by the Fund at September 30, 2025, is as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.*	PDD Holdings Inc.	OBFR+250 bps	Total Return	At Termination	04/12/2026	USD	30,513,163	$30,452,675	$—	$26,810

*	OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The following summarizes the market value of the Fund’s other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Appreciation	$—	$26,810	$—	$26,810

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

KraneShares 2x Long Meli Daily ETF

A list of the open OTC Swap agreement held by the Fund at September 30, 2025, is as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.*	MercadoLibre Inc.	OBFR+350 bps	Total Return	At Termination	07/10/2026	USD	4,479,914	$4,443,642	$—	$(857,634)

*	OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

The following summarizes the market value of the Fund’s other financial instruments used as of September 30, 2025, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swap
Total Return Swap*
Unrealized Depreciation	$—	$(857,634)	$—	$(857,634)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2025

Glossary (abbreviations which may be used in preceding Schedules of Investments):

Portfolio Abbreviations

OBFR — Overnight Bank Funding Rate

OTC — Over The Counter

USD — United States Dollar

250 BPS — 250 Basis points or 2.50% interest rate swap

350 BPS — 350 Basis points or 3.50% interest rate swap

Statements of Assets and Liabilities (Unaudited)

September 30,2025

	KraneShares 2x Long BABA Daily ETF	KraneShares 2x Long PDD Daily ETF	KraneShares 2x Long MELI Daily ETF
Assets:
Cash Collateral on Swap Contracts	$5,545,912	$13,846,259	$2,404,675
Cash and Cash Equivalents	598,295	1,394,223	693,741
OTC Swap Contracts at Value	—	26,810	—
Receivable for Capital Shares Sold	1,775,847	—	—
Dividend and Interest Receivable	148	3,062	2,060
Prepaid Expenses	15	16	—
Total Assets	7,920,217	15,270,370	3,100,476

Liabilities:
OTC Swap Contracts at Value	813,631	—	857,634
Payable for Management Fees	3,008	13,128	2,504
Payable for Trustees’ Fees	123	65	1
Total Liabilities	816,762	13,193	860,139
Net Assets	$7,103,455	$15,257,177	$2,240,337

Net Assets Consist of:
Paid-in Capital	$5,218,243	$11,744,268	$2,500,050
Total Distributable Earnings/(Loss)	1,885,212	3,512,909	(259,713)
Net Assets	$7,103,455	$15,257,177	$2,240,337
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	200,002	575,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$35.52	$26.53	$22.40
OTC swap contracts, Premiums Received	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30,2025

	KraneShares 2x Long BABA Daily ETF	KraneShares 2x Long PDD Daily ETF	KraneShares 2x Long MELI Daily ETF(1)
Investment Income:
Interest Income	$43,048	$133,212	$—
Total Investment Income	43,048	133,212	—

Expenses:
Management Fees†	12,791	39,208	9,350
Trustees’ Fees	170	221	53
Insurance Expense	14	16	—
Total Expenses	12,975	39,445	9,403
Management Fee Waiver†	(2,763)	—	—
Net Expenses	10,212	39,445	9,403
Net Investment Income (Loss)	32,836	93,767	(9,403)

Net Realized Gain (Loss) on:
Swap Contracts	2,049,558	2,619,996	607,324
Net Realized Gain	2,049,558	2,619,996	607,324

Net Change in Unrealized Appreciation (Depreciation) on:
Swap Contracts	(197,182)	799,146	(857,634)
Net Change in Unrealized Appreciation (Depreciation)	(197,182)	799,146	(857,634)
Net Realized and Unrealized Gain (Loss)	1,852,376	3,419,142	(250,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,885,212	$3,512,909	$(259,713)

†	See Note 4 in Notes to Financial Statements.
(1)	The Fund’s inception date was on June 11, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares 2x Long BABA Daily ETF
	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(1)
Operations:
Net Investment Income (Loss)	$32,836	$(1,261)
Net Realized Gain	2,049,558	350,960
Net Change in Unrealized Appreciation (Depreciation)	(197,182)	(616,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,885,212	(266,750)

Capital Share Transactions:(2)
Issued	2,984,942	2,500,051
Increase in Net Assets from Capital Share Transactions	2,984,942	2,500,051
Total Increase in Net Assets	4,870,154	2,233,301

Net Assets:
Beginning of Period	2,233,301	—
End of Period	$7,103,455	$2,233,301

Share Transactions:
Issued	100,000	100,002
Net Increase in Shares Outstanding from Share Transactions	100,000	100,002

(1)	The Fund’s inception date was on March 11, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares 2x Long PDD Daily ETF
	Period Ended September 30, 2025 (Unaudited)	Period Ended March 31, 2025(1)
Operations:
Net Investment Income (Loss)	$93,767	$(1,810)
Net Realized Gain	2,619,996	745,752
Net Change in Unrealized Appreciation (Depreciation)	799,146	(772,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,512,909	(28,394)

Capital Share Transactions:(2)
Issued	13,702,182	2,500,050
Redeemed	(4,429,570)	—
Increase in Net Assets from Capital Share Transactions	9,272,612	2,500,050
Total Increase in Net Assets	12,785,521	2,471,656

Net Assets:
Beginning of Period	2,471,656	—
End of Period	$15,257,177	$2,471,656

Share Transactions:
Issued	700,000	100,002
Redeemed	(225,000)	—
Net Increase in Shares Outstanding from Share Transactions	475,000	100,002

(1)	The Fund’s inception date was on March 11, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

KraneShares 2x Long MELI Daily ETF
Period Ended September 30, 2025(1) (Unaudited)
Operations:
Net Investment Loss	$(9,403)
Net Realized Gain	607,324
Net Change in Unrealized Appreciation (Depreciation)	(857,634)
Net Decrease in Net Assets Resulting from Operations	(259,713)

Capital Share Transactions:(2)
Issued	2,500,050
Increase in Net Assets from Capital Share Transactions	2,500,050
Total Increase in Net Assets	2,240,337

Net Assets:
Beginning of Period	—
End of Period	$2,240,337

Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)	The Fund’s inception date was on June 11, 2025.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended September 30, 2025 (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Return of Capital ($)
KraneShares 2x Long BABA Daily ETF
2025***	22.33	0.31	12.88	13.19	—
2025(1)	25.00	(0.01)	(2.66)	(2.67)	—
KraneShares 2x Long PDD Daily ETF
2025***	24.72	0.31	1.50	1.81	—
2025(1)	25.00	(0.02)	(0.26)	(0.28)	—
KraneShares 2x Long MELI Daily ETF
2025***(2)	25.00	(0.09)	(2.51)	(2.60)	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2025.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 3 in the Notes to Financial Statements).
(1)	The Fund’s inception date was on March 11, 2025.
(2)	The Fund’s inception date was on June 11, 2025.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

35.52	59.07	7,103	1.00†	1.27†	3.21†	—	††
22.33	(10.68)	2,233	1.00†	1.27†	(1.00)†	—	††

26.53	7.32	15,257	1.26†	1.26†	2.99†	—	††
24.72	(1.12)	2,472	1.27†	1.27†	(1.27)†	—	††

22.40	(10.40)	2,240	1.26†	1.26†	(1.26)†	—	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2025, the Trust had 31 operational series. The financial statements herein and the related notes pertain to the following three series: KraneShares 2X Long BABA Daily ETF, KraneShares 2X Long PDD Daily ETF and KraneShares 2X Long MELI Daily ETF (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2025, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange” or the “NASDAQ”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares each called a “Creation Unit”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

At September 30, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles. Each Fund attempts to provide daily investment results that correspond to the respective long leveraged multiple of the performance of an underlying stock (each a “Leveraged Long Fund”).

Notes to Financial Statements (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV; as of September 30, 2025, there are no distribution fees paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

Notes to Financial Statements (Unaudited) (continued)

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent.

Swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of the exchange on which they are listed. The daily settlement prices for centrally cleared swaps are provided by an Independent Pricing Agent. Swaps which are not centrally cleared are priced based on valuations provided by an Independent Pricing Agent.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index, or basket of stocks (the “equity leg” of the swap) in return for interest payment(s) calculated based on the notional amount of the swap (the “financing leg” of the swap). Each leg of the swap is valued separately, and the net amount of the two legs is included in the Fund’s net asset value. The value of the equity leg of the swap is provided by an Independent Pricing Agent based on the value of the financial instrument underlying the swap. The value of the financing leg of the swap is systematically calculated by the Fund’s accounting agent based on the details of the swap.

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX option occurs, the trade price will be used to value such FLEX options in lieu of the model price.

Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

As of and during the period ended September 30, 2025, the Funds held swaps contracts. As of and during the period ended September 30, 2025, the Funds did not hold foreign currency forward, futures, and option contracts.

Securities issued by a wholly owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s

Notes to Financial Statements (Unaudited) (continued)

valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index, if applicable. This may adversely affect a Fund’s ability to track its Underlying Index, if applicable.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

Notes to Financial Statements (Unaudited) (continued)

With respect to the securities of private companies, the Administrator will obtain the price of private company securities from the Valuation Designee, who will determine their fair value using various inputs, including observable data such as cost basis, primary financing rounds, tender offers, and secondary market activity. The Valuation Designee will also consider pricing from independent pricing experts1, comparables of public and private companies, and relevant market news. While primary financing rounds, tender offers, and cost basis are expected to be the main drivers of fair value, all factors will be considered. A daily dashboard will be stored to record data being considered. In addition to conducting a pricing and trend analysis on the data received from the independent pricing experts, the Valuation Designee will take business cycle, market depth, transaction size and other relevant factors into consideration when reviewing observable data and will periodically assess the pricing methodology used by the independent pricing experts.

[1]	It is currently expected that the Valuation Designee will get pricing from two independent pricing agents.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the

Notes to Financial Statements (Unaudited) (continued)

technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2025, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

SWAPS — Each of KraneShares 2X Long BABA Daily ETF, KraneShares 2X Long PDD Daily ETF, and KraneShares 2X Long MELI Daily ETF invests at least 80% of its net assets (plus any borrowings for investment purposes) in its Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide investment exposure to 2 times (200%) the performance of the Underlying Stock.

Generally, each Fund will invest in its Underlying Stock and enter into swap agreements on the Underlying Stock as it attempts to replicate 2 times (200%) the daily percentage change of the Underlying Stock. Each Fund aims to generate 2 times the daily performance of its Underlying Stock for a single day. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

Each Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby each Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Underlying Stock. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Stock.

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar

Notes to Financial Statements (Unaudited) (continued)

agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long BABA Daily ETF as of September 30, 2025:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

Notes to Financial Statements (Unaudited) (continued)

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$813,632	$—	$813,632	$(813,632)	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long PDD Daily ETF as of September 30, 2025:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$26,810	$—	$26,810	$(26,810)	$—	$—

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements (Unaudited) (continued)

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the KraneShares 2x Long MELI Daily ETF as of September 30, 2025:

Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$—	$—	$—	$—	$—	$—

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral (Received) Pledged(1)	Net Amount(2)
$857,634	$—	$857,634	$(857,634)	$—	$—

(1)	Excess collateral pledged is not shown for financial reporting purposes.
(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

As of September 30, 2025, KraneShares 2X Long BABA Daily ETF, KraneShares 2X Long PDD Daily ETF and KraneShares 2X Long MELI Daily ETF had open total return swap contracts. Refer to the Schedule of Investments for details regarding open swap contracts as of September 30, 2025. All total return swap contracts held during the period were total return contracts.

For the period ended September 30, 2025, the average monthly cost for total return swap contracts held during the period by the KraneShares 2X Long BABA Daily ETF, KraneShares 2X Long PDD Daily ETF, and KraneShares 2X Long Meli Daily ETF were $5,326,590, $15,879,502, and $5,088,715 respectively.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Notes to Financial Statements (Unaudited) (continued)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund intends to pay out to their shareholders net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The Adviser may adjust the transaction fees from time to time based on actual experience.

Notes to Financial Statements (Unaudited) (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities as of September 30, 2025 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
KraneShares 2x Long BABA Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$813,631	†
Total Derivatives not accounted for as hedging instruments		$—			$813,613

KraneShares 2x Long MELI Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$26,810	†	Unrealized depreciation on swap contracts	$—	†
Total Derivatives not accounted for as hedging instruments		$26,810			$—

KraneShares 2x Long PDD Daily ETF
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$857,634	†
Total Derivatives not accounted for as hedging instruments		$—			$857,634

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

Notes to Financial Statements (Unaudited) (continued)

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps
KraneShares 2x Long BABA Daily ETF
Equity contracts	$2,049,558
Total	$2,049,558

KraneShares 2x Long PDD Daily ETF
Equity contracts	$2,619,996
Total	$2,619,996

KraneShares 2x Long MELI Daily ETF
Equity contracts	$607,324
Total	$607,324

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps
KraneShares 2x Long BABA Daily ETF
Equity contracts	$(197,182)
Total	$(197,182)

KraneShares 2x Long PDD Daily ETF
Equity contracts	$799,146
Total	$799,146

KraneShares 2x Long MELI Daily ETF
Equity contracts	$(857,634)
Total	$(857,634)

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio

Notes to Financial Statements (Unaudited) (continued)

securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management Fee
KraneShares 2X Long BABA Daily ETF	1.25%
KraneShares 2X Long PDD Daily ETF	1.25%
KraneShares 2X Long MELI Daily ETF	1.25%

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of the Fee Waiver Agreement, Krane has contractually agreed to waive its management fee for the below listed Fund by the following amount of the Fund’s average daily net assets until August 1, 2026. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Agreement for the Fund is terminated.

Fee Waiver
KraneShares 2X Long BABA Daily ETF	0.27%

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

Notes to Financial Statements (Unaudited) (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended March 31, 2026, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, there were no purchases or sales of investments in securities excluding long-term U.S. Government and short-term securities.

For the period ended September 30, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2025, there were no in-kind transactions associated with creations and redemptions.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Funds did not pay dividends or distributions for the period ended March 31, 2025.

As of March 31, 2025, the Funds did not have the components of tax basis distributable earnings (distributable losses).

The KraneShares 2x Long MELI Daily ETF commenced on June 11, 2025 and the Fund was not in operations during the prior fiscal year.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on swaps. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2025 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares 2x Long BABA Daily ETF	$—	$—	$—	$—
KraneShares 2x Long PDD Daily ETF	—	—	—	—

Notes to Financial Statements (Unaudited) (continued)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares 2x Long MELI Daily ETF	$—	$—	$—	$—

7. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CHINA RISK — The economy of China differs, sometimes unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. For example, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

During the last 30 years, the Chinese government has reformed its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Funds invests. The Chinese government may also change course and exercise greater central and local government control over Chinese firms.

In certain cases where China has begun a process of privatization of certain entities and industries, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competition environment or changing regulatory and legal standards, or in some cases, due to re-nationalization of such privatized entities. There is no assurance that such losses will not recur.

Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Chinese economy is particularly dependent upon trading with key partners, such as the United States, Japan, South Korea and

Notes to Financial Statements (Unaudited) (continued)

countries in the European Union. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Funds.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.

In addition, trade relations between the U.S. and China have been strained. Worsening trade relations between the two countries could adversely impact the Funds, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Funds.

Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

CONCENTRATION RISK — The Funds’ assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Funds are subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Funds’ sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Funds are currently subject to Consumer Discretionary Sector Risk and Consumer Distribution and Retail Industry Risk.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Funds and may cause the Funds to be more volatile. Derivatives may at times be highly illiquid, and the Funds may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Funds. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Funds to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Funds may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

Notes to Financial Statements (Unaudited) (continued)

SWAP RISK — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Funds and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Funds’ investments to become less liquid and subject to erratic price movements.

NEW FUND RISK — If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a trading halt.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Krane Funds Advisors, LLC acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each

Notes to Financial Statements (Unaudited) (concluded)

Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration is shown on the Statements of Operations of the financial statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on March 5-6, 2025, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of KraneShares 2x Long MELI Daily ETF (“KMLI” or the “New Fund”), a new series of the Trust.

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on March 5, 2025, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request for information regarding the New Fund and the Advisory Agreement.

The Board noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust. The Board recognized that going forward such information will include information related to KMLI after it is operational. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to advisory services provided to KMLI will be an ongoing one.

In evaluating the Advisory Agreement with respect to the New Fund, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement and any related fee waivers or expense caps; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

A.	Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the March 5, 2025 executive session of the Independent Trustees and March 5-6, 2025 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to KMLI under the Advisory Agreement. The Board took note of the qualifications, background and responsibilities of personnel at Krane who will provide services to KMLI.

The Board noted that KMLI represents a continuation of Krane’s expansion into managing leveraged portfolios. The Board considered Krane’s experience with such leveraged funds to date and considered the experience of Krane’s portfolio personnel with respect to the use of and trading in equity derivatives, including swap agreements and options. The Board considered that leveraged funds targeting individual U.S. and technology stocks had been well received in the U.S. market, and considered Krane’s view that providing a similar structure with respect to technology stocks of MercadoLibre, Inc. (“MELI”), which operates outside of the United States, will give investors unique exposure to MELI. The Board considered Krane’s years of experience investing in various emerging markets.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust, including the New Fund. The Board considered Krane’s evaluation of the market appeal for the New Fund and considered that Krane worked with the Trust’s service providers to manage the administrative and other requirements for KMLI. The Board considered that Krane continually evaluates its existing compliance, operational and investment teams and that Krane has consistently sought to hire and retain qualified and experienced staff in these areas as its business has grown. The Board considered Krane’s current ownership structure, financial strength and long-term strategic plans, and noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

B.	Investment Performance

The Board noted that, because KMLI has not yet commenced investment operations, it has no investment performance. The Board considered that once the New Fund commences operations, the Board will receive regular reports regarding the performance of KMLI relative to its broad Morningstar peer group, as well as a select group of peers identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the performance of KMLI against the performance of its underlying index. The Board considered that there are limited peers available for the New Fund.

C.	Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement with respect to KMLI. The Board also considered that Krane structured the proposed fee for KMLI in a manner that is consistent with other series of the Trust. The Board took note that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers, and that Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (continued)

The Board considered the proposed fee for the New Fund compared to its Morningstar universe, noting that the proposed fees and expenses for KMLI are higher than the median of the peer group. The Board considered that KMLI will provide investors with a highly differentiated strategy based on leveraged exposure to MELI. The Board noted that most peer leveraged funds focus exclusively on U.S. equities and that MELI operates primarily in Latin America. The Board considered that Krane structured the proposed fee for the New Fund in a manner that is consistent with the other thematic series of the Trust.

D.	Costs and Profitability

The Board considered the pro-forma projected profit and loss statement for the New Fund, including the estimated cost of Krane’s services to the New Fund. The Board recognized that, because KMLI has not yet launched, it is difficult to estimate how profitable it will be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees also considered information from Krane regarding its overall profitability and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board noted Krane’s continuing commitment to operating the Trust and its continued use of a unitary fee structure under which it will bear many of the expenses of the New Fund.

E.	Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of KMLI. They noted that it was unlikely that the New Fund would participate in the Trust’s securities lending program. The Board also considered whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

F.	Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that KMLI’s proposed advisory fee does not include breakpoints, and considered that it is not possible—before the commencement of investment operations—to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through hiring new compliance and operations personnel, as well as the overall evolution of its compliance and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

G.	Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor KMLI at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited) (concluded)

referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

KraneShares Trust:	Distributor:
280 Park Avenue 32nd Floor New York, NY 10017	SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Investment Adviser:	Administrator:
Krane Funds Advisors, LLC 280 Park Avenue 32nd Floor New York, NY 10017	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Independent Registered Public Accounting Firm:
KPMG LLP 1735 Market Street Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-006-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), are filed herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 3, 2025

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 3, 2025